FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Outstanding assets and liabilities derivatives positions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	R$ 230,312	R$ (6,567,720)
Debt hedges
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	(851,427)	(1,843,085)
Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	1,004,060	(4,660,846)
Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	77,679	(63,789)
Zero cost collar (U.S.$ x R$) | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount	6,156,400	6,852,200
Fair value in R$	979,705	(4,328,970)
Zero cost collar (U.S.$ x R$) | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount	359,677	163,941
Fair value in R$	(33,279)	6,097
NDF (R$ x US$) | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount	90,000	581,000
Fair value in R$	24,355	(331,876)
Swap US$ e US-CPI (1) | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount	153,342	138,439
Fair value in R$	112,058	(80,759)
Swap VLSFO/Brent | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,217	39,706
Fair value in R$	(1,100)	10,873
Derivative Assets | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	7,554,745	3,594,291
Derivative Assets | Swap CDI x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	8,788,534	4,748,394
Fair value in R$	2,525,172	1,482,759
Derivative Assets | Swap Pre-Fixed to US$ | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount
Fair value in R$
Derivative Assets | Swap SOFR x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,400,260	1,973,705
Fair value in R$	492,458	424,824
Derivative Assets | Swap IPCA x CDI (notional in Brazilian Reais) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	11,059,169	8,382,699
Fair value in R$	1,549,779	927,586
Derivative Assets | Swap CDI x SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	3,399,600	3,117,625
Fair value in R$	915,431	754,173
Derivative Assets | Swap SOFR x SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount		150,961
Fair value in R$		4,949
Derivative Assets | Swap CNY to Fixed | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,600,000
Fair value in R$	509,116
Derivative Assets | Pre-fixed Swap to CDI US$ | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,400,000
Fair value in R$	1,562,789
Derivative Liabilities | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	(8,406,172)	(5,437,376)
Derivative Liabilities | Swap CDI x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,635,783	909,612
Fair value in R$	(2,686,614)	(2,259,020)
Derivative Liabilities | Swap Pre-Fixed to US$ | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount
Fair value in R$
Derivative Liabilities | Swap SOFR x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,400,260	1,973,705
Fair value in R$	(400,210)	(30,695)
Derivative Liabilities | Swap IPCA x CDI (notional in Brazilian Reais) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	10,466,620	8,128,395
Fair value in R$	(2,210,556)	(1,753,485)
Derivative Liabilities | Swap CDI x SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	660,171	610,171
Fair value in R$	(1,080,537)	(1,344,937)
Derivative Liabilities | Swap SOFR x SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount		150,961
Fair value in R$		(42,799)
Derivative Liabilities | Swap CNY to Fixed | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	362,736
Fair value in R$	(473,828)	R$ (6,440)
Derivative Liabilities | Pre-fixed Swap to CDI US$ | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,400,000
Fair value in R$	R$ (1,554,427)